9. NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
9. NOTES PAYABLE

Short Term Notes Payable

At September 30, 2014, the Company maintained notes payable and accrued interest to related parties totaling $564,000. These notes are short term, straight-line amortizing notes. The notes carry an annual interest rate of between 5% and 10%.

On September 10, 2014, the Company entered into a note purchase agreement with Tonaquint, Inc., pursuant to which the Company sold a secured promissory note to Tonaquint with an initial principal amount of $1,275,000, for a purchase price of $700,000 (an original issue discount of $560,000). The Company also paid $15,000 of reasonable attorneys’ fees and expenses incurred by Tonaquint, Inc. in connection with the transaction. The note does not bear interest, and will be due six months from issuance. The Company may prepay the note at any time, with the following discounts applied: if the Company prepays the note on or before the 70th day from the date of issuance, a $420,000 reduction of the outstanding principal amount of the note will be applied, and if the Company prepays the note after the 70th day, but on or before the 120th day from the date of issuance, a $210,000 reduction of the outstanding principal amount of the note will be applied. The note is secured by the Company’s current and future accounts receivable and inventory, pursuant to a security agreement entered into in connection with the note purchase agreement.

In connection with the offering, the Company issued its placement agent warrants exercisable for 184,211 shares at $0.38 per share with an expiration date of September 10, 2019.

Total debt issuance cost capitalized was approximately $130,000. This amount is being amortized over six months. Total amortized expense for the three and nine months ended September 30, 2014 was approximately $15,000.

For the three months ended September 30, 2014, the Company recorded amortization of approximately $35,000 on the discount.

Notes Payable

At December 31, 2012, the Company was past due on two short-term notes totaling approximately $419,000 of principal and accrued interest. Interest charged on these notes prior to amendment ranged between 15-18%. On February 27, 2013, the Company renegotiated one of the two past due notes. The new note accrued interest at 6% and was paid in full during the quarter ended June 30, 2013. On April 16, 2013, the Company renegotiated the other note. The renegotiated note accrues interest at 9.0%, with a 16.0% default rate, requires monthly payments of $10,000, including interest, and matures November 2015. The balance due on this note was approximately $153,000 and $208,000 at September 30, 2014 and December 31, 2013, respectively. As of September 30, 2014, the note is accruing interest at the default rate, of which principal and interest of $60,000 is payable during the year ending December 31, 2014 and $102,000 is payable during the year ending February 2016.

At September 30, 2014, the Company maintained a note payable to Premium Assignment Corporation, an insurance premium financing company, of approximately $100,000. These notes are 10 month straight-line amortizing loans dated June 24, 2014. The notes carry annual interest of 4.6%. The balance due to on the Premium Assignment note was approximately $71,000 at September 30, 2014.

Short Term Notes Payable

At December 31, 2012, the Company maintained a note payable to IQMS, an enterprise resources planning software provider, of approximately $34,000, as well as a note to Premium Assignment Corporation, an insurance premium financing company, of approximately $33,000. These notes were 8 and 12 month, straight-line amortizing loans dated June 29, 2012 and July 4, 2012, respectively, with monthly principal and interest payments of approximately $4,300 and $11,000 per month, respectively. The notes carried annual interest rates ranging between 5-6%. The Premium Assignment Corporate note was paid in full during the quarter ended March 31, 2013. The IQMS note was paid in full during the quarter ended September 30, 2013.

At December 31, 2013, the Company maintained an additional note payable to Premium Assignment Corporation of approximately $35,000. This note is an 8 month, straight-line amortizing loan dated July 4, 2013 with monthly principal and interest payments of approximately $12,000 per month. The note carries an annual interest rate of 5.34%.

Notes Payable

At December 31, 2012, the Company was past due on two short-term notes totaling approximately $419,000 of principal and accrued interest. Interest charged on these notes prior to amendment ranged between 15-18%. On February 27, 2013, the Company renegotiated one of the two past due notes. The new note accrued interest at 6% and was paid in full during the quarter ended June 30, 2013. On April 16, 2013, the Company renegotiated the other note. The renegotiated note accrues interest at 9.0%, requires monthly payments of $10,000, including interest, and matures November 2015. The balance due on this note was approximately $208,000 at December 31, 2013, of which $103,000 is payable during the year ending December 31, 2014 and $105,000 is payable during the year ending December 31, 2015.